Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Victory Portfolios II
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023
Document Creation Date	dei_DocumentCreationDate	Feb. 21, 2024